Report of the directors financial review risk report	6 Months Ended
Jun. 30, 2025
Report Of The Directors Financial Review Risk Report [Abstract]
Report Of The Directors Financial Review Risk Report	Summary of credit risk
The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for ECL.
The following tables analyse loans by industry sector and represent the concentration of exposures on which credit risk is managed.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2025		At 31 Dec 2024
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	79,551	(670)	83,524	(858)
Loans and advances to banks at amortised cost	15,806	(3)	14,524	(3)
Other financial assets measured at amortised cost	244,062	(6)	237,475	(6)
– cash and balances at central banks	96,155	—	119,184	—
– reverse repurchase agreements – non-trading	68,408	—	53,612	—
– financial investments	14,953	—	12,226	—
– assets held for sale	3,473	(3)	2,591	(3)
– prepayments, accrued income and other assets[2]	61,073	(3)	49,862	(3)
Total on-balance sheet	339,419	(679)	335,523	(867)
Loans and other credit-related commitments	145,621	(46)	121,764	(49)
Financial guarantees[3]	2,855	(4)	2,876	(9)
Total off-balance sheet[4]	148,476	(50)	124,640	(58)
	487,895	(729)	460,163	(925)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	52,547	(26)	46,649	(22)
– of which: assets held for sale	11,574	—	6,776	—
1The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 31 comprises both financial and non-financial assets, including cash collateral and settlement accounts.
3Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in
‘Change for expected credit losses and other credit impairment charges’ in the income statement.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 30 June 2025
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	72,761	5,051	1,700	39	79,551	(68)	(103)	(481)	(18)	(670)	0.1	2.0	28.3	46.2	0.8
– personal	13,401	766	295	—	14,462	(13)	(14)	(86)	—	(113)	0.1	1.8	29.2	—	0.8
– corporate and commercial	41,803	3,703	1,301	39	46,846	(44)	(84)	(372)	(18)	(518)	0.1	2.3	28.6	46.2	1.1
– non-bank financial institutions	17,557	582	104	—	18,243	(11)	(5)	(23)	—	(39)	0.1	0.9	22.1	—	0.2
Loans and advances to banks at amortised cost	15,752	53	1	—	15,806	(1)	(1)	(1)	—	(3)	—	1.9	100.0	—	—
Other financial assets measured at amortised cost	243,979	48	35	—	244,062	(3)	—	(3)	—	(6)	—	—	8.6	—	—
Loans and other credit-related commitments	142,777	2,701	140	3	145,621	(17)	(15)	(14)	—	(46)	—	0.6	10.0	—	—
– personal	1,050	27	2	—	1,079	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	60,314	2,361	136	3	62,814	(13)	(14)	(13)	—	(40)	—	0.6	9.6	—	0.1
– financial	81,413	313	2	—	81,728	(4)	(1)	(1)	—	(6)	—	0.3	50.0	—	—
Financial guarantees	2,582	229	44	—	2,855	(1)	(1)	(2)	—	(4)	—	0.4	4.5	—	0.1
– personal	124	1	—	—	125	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	1,102	176	44	—	1,322	(1)	(1)	(2)	—	(4)	0.1	0.6	4.5	—	0.3
– financial	1,356	52	—	—	1,408	—	—	—	—	—	—	—	—	—	—
At 30 Jun 2025	477,851	8,082	1,920	42	487,895	(90)	(120)	(501)	(18)	(729)	—	1.5	26.1	42.9	0.1
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit impaired (‘POCI‘).

Stage 2 days past due analysis at 30 June 2025
	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	5,051	45	38	(103)	(1)	(1)	2.0	2.2	2.6
– personal	766	43	11	(14)	(1)	(1)	1.8	2.3	9.1
– corporate and commercial	3,703	2	25	(84)	—	—	2.3	—	—
– non-bank financial institutions	582	—	2	(5)	—	—	0.9	—	—
Loans and advances to banks at amortised cost	53	—	—	(1)	—	—	1.9	—	—
Other financial assets measured at amortised cost	48	—	—	—	—	—	—	—	—
1Up-to-date accounts in stage 2 are not shown in amounts presented above.
2The days past due amounts are presented on a contractual basis.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2024 (continued)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	75,844	5,546	2,096	38	83,524	(56)	(107)	(677)	(18)	(858)	0.1	1.9	32.3	47.4	1.0
– personal	18,733	955	259	—	19,947	(14)	(19)	(79)	—	(112)	0.1	2.0	30.5	—	0.6
– corporate and commercial	41,386	4,375	1,628	38	47,427	(35)	(85)	(454)	(18)	(592)	0.1	1.9	27.9	47.4	1.2
– non-bank financial institutions	15,725	216	209	—	16,150	(7)	(3)	(144)	—	(154)	—	1.4	68.9	—	1.0
Loans and advances to banks at amortised cost	14,457	67	—	—	14,524	(2)	(1)	—	—	(3)	—	1.5	—	—	—
Other financial assets measured at amortised cost	237,375	59	41	—	237,475	(4)	—	(2)	—	(6)	—	—	4.9	—	—
Loan and other credit-related commitments	116,787	4,812	162	3	121,764	(14)	(24)	(11)	—	(49)	—	0.5	6.8	—	—
– personal	1,149	4	2	—	1,155	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	58,281	3,775	146	3	62,205	(12)	(22)	(10)	—	(44)	—	0.6	6.8	—	0.1
– financial	57,357	1,033	14	—	58,404	(2)	(2)	(1)	—	(5)	—	0.2	7.1	—	—
Financial guarantees[1]	2,763	69	44	—	2,876	(2)	(1)	(6)	—	(9)	0.1	1.4	13.6	—	0.3
– personal	130	1	—	—	131	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	1,288	43	43	—	1,374	(2)	(1)	(5)	—	(8)	0.2	2.3	11.6	—	0.6
– financial	1,345	25	1	—	1,371	—	—	(1)	—	(1)	—	—	100.0	—	0.1
At 31 Dec 2024	447,226	10,553	2,343	41	460,163	(78)	(133)	(696)	(18)	(925)	—	1.3	29.7	43.9	0.2
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

Stage 2 days past due analysis at 31 December 2024 (continued)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	5,546	81	48	(107)	(3)	(1)	1.9	3.7	2.1
– personal	955	74	19	(19)	(3)	(1)	2.0	4.1	5.3
– corporate and commercial	4,375	6	28	(85)	—	—	1.9	—	—
– non-bank financial institutions	216	1	1	(3)	—	—	1.4	—	—
Loans and advances to banks at amortised cost	67	—	—	(1)	—	—	1.5	—	—
Other financial assets measured at amortised cost	59	—	—	—	—	—	—	—	—
1Up-to-date accounts in stage 2 are not shown in amounts presented above.
2The days past due amounts presented above are on a contractual basis.
Assets held for sale
At 30 June 2025, the most material balance of loans and advances held for sale came from our custody business in Germany.
‘Loans and other credit-related commitments’ and ‘financial
guarantees’, as reported in credit disclosures, also include exposures and allowances relating to financial assets classified as ‘assets held for sale’.

Loans and advances to customers and banks measured at amortised cost
	At 30 Jun 2025		At 31 Dec 2024
	Total gross loans and advances	Allowance for ECL	Total gross loans and advances	Allowance for ECL
	£m	£m	£m	£m
As reported	95,357	(673)	98,048	(861)
Reported in ‘Assets held for sale’	1,575	(3)	887	(3)
Total	96,932	(676)	98,935	(864)
At 30 June 2025, gross loans and advances classified as ‘Assets held for sale’ were £1,575m and the related impairment allowances for
ECL were £3m.
Lending balances held for sale continue to be measured at amortised cost less allowances for impairment and, therefore, such carrying amounts may differ from fair value.
These lending balances are part of associated disposal groups that are measured in their entirety at the lower of carrying amount and fair value less costs to sell. Any difference between the carrying amount of these assets and their sales price is part of the overall gain or loss on the associated disposal group as a whole.
▶For further details of the carrying amount and the fair value at 30 June 2025 of loans and advances to banks and customers classified as held for sale, see Note 11 on the interim condensed consolidated financial statements.
Measurement uncertainty and sensitivity analysis of ECL estimates
The recognition and measurement of ECL involves the use of
significant judgement and estimation. We form multiple scenarios based on economic forecasts and distributional estimates and apply these to credit risk models to estimate future credit losses. The results are then probability-weighted to determine an unbiased ECL estimate.
Management assessed the current economic environment, reviewed the latest economic forecasts and discussed key risks before selecting the economic scenarios and their weightings.
Management judgemental adjustments are used where modelled
allowance for ECL does not fully reflect the identified risks and related uncertainty, or to capture significant late-breaking events.
Methodology
At 30 June 2025, four scenarios were used to capture the latest economic expectations and to articulate management’s view of the range of risks and potential outcomes. Scenarios are updated with the latest economic forecasts and distributional estimates in each quarter.
Three scenarios, the Upside, Central and Downside, are drawn from external consensus forecasts, market data and distributional estimates of the entire range of economic outcomes. Consensus estimates are deployed as conditioning variables in a proprietary expansion of the scenario variables. The fourth scenario, the
Downside 2, represents management’s view of severe downside
risks.
The consensus Central scenario is deemed the ‘most likely’ scenario, and usually attracts the largest probability weighting. The consensus outer scenarios represent short-term cyclical deviations from the
Central scenario, where variable paths converge back to long-term trend expectations. They are calibrated to a 10% probability.
The Downside 2 scenario is narrative-driven and explores a more extreme economic outcome than those captured by the consensus scenarios. In this scenario variables do not, by design, revert to long-
term trend expectations and may instead explore alternative states of equilibrium, where economic variables move permanently away from past trends. It is calibrated to a 5% probability.
This weighting scheme is deemed appropriate for the unbiased estimation of ECL in most circumstances. However, management may depart from this probability-based scenario weighting approach when the economic outlook and forecasts are determined to be particularly uncertain and risks are elevated.
Management assessed that risk and uncertainty around the Central scenario projection remained elevated in the first half of the year
2025 and scenario weights were adjusted. Weight was reassigned from the Central scenario to the consensus Downside scenario.
In the first half of the year 2025, outer scenarios for most markets have been configured as demand shocks. To the downside, the
crystallisation of economic risks causes consumption and investment to fall sharply and commodity prices to decline. Inflation is lower relative to the Central scenario in most markets. In the upside scenario, robust economic growth drives investment and
consumption higher, causing a temporary acceleration of inflation.
Scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
Description of economic scenarios
The economic assumptions presented in this section are formed by
HSBC with reference to external forecasts and estimates for the purpose of calculating ECL.
Forecasts may change and remain subject to uncertainty. Outer scenarios are designed to capture potential crystallisation of key economic and financial risks and alternative paths for economic variables.
The scenarios used to calculate ECL are described below.
The consensus Central scenario
HSBC’s Central scenario incorporates an expectation of slower global growth across many of our key markets in 2025-2026, relative to the fourth quarter of 2024. The deterioration reflects the anticipated effect of greater policy uncertainty and higher US tariff rates on trade, investment and employment. The scenario is consistent with the tariff rate, measured as an effective trade-weighted average, of
13.7% in 2025 and 8.6% in 2026.
In the UK, household and business confidence has weakened amid high policy uncertainty and restrictive interest rates. In Europe, manufacturing remains in a protracted downturn, and trade policy uncertainty is also weighing on sentiment. Planned increases in fiscal spending to support tax cuts, welfare spending and defence are expected to deliver only incremental additional growth, spread out over several years.
Global GDP is expected to grow by 2.3% in 2025 in the Central scenario and the average rate of global GDP growth is forecast to be
2.5% over the entire forecast period.
The key features of our Central scenario are:
–GDP growth rates in most of our main markets are expected to slow in 2025 compared with 2024, with only moderate recovery expected in 2026.
–Consistent with weaker expected growth, unemployment is
forecast to rise moderately in 2025, but remain low by historical standards.
–The expected evolution of inflation is more mixed by market. In the UK, it is set to remain above target through 2025 and 2026.
Changes to utility prices and employer taxes and wage costs are seen as the main driver of higher inflation in the UK.
–Challenging conditions are also forecast to continue in certain segments of the commercial property sector in a number of our key markets. Structural changes to demand in the office segment in particular are driving lower valuations.
–Policy interest rates in key markets are forecast to gradually decline in 2025 and 2026. In the longer term, they are expected to remain at a higher level than in the pre-pandemic period.
–The Brent crude oil price is forecast to average around $65 per barrel over the forecast period.
The Central scenario was created from consensus forecasts available in May, and reviewed continually until the end of June 2025.
The following table describes key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario 3Q25-2Q30 (as at 2Q25)
	UK	France
GDP (annual average growth rate, %)
2025	0.9	0.5
2026	1.2	1.0
2027	1.5	1.3
2028	1.5	1.3
2029	1.5	1.2
5-year average[1]	1.4	1.1
Unemployment rate (%)
2025	4.6	7.6
2026	4.7	7.7
2027	4.5	7.5
2028	4.3	7.4
2029	4.1	7.2
5-year average[1]	4.4	7.5
House prices (annual average growth rate, %)
2025	3.5	2.1
2026	1.2	4.3
2027	2.4	4.9
2028	3.3	4.1
2029	2.7	3.3
5-year average[1]	2.4	3.9
Inflation (annual average growth rate, %)
2025	3.0	1.3
2026	2.3	1.6
2027	2.0	1.9
2028	2.1	2.3
2029	2.0	2.2
5-year average[1]	2.2	1.9
Central bank policy rate (annual average, %)
2025	4.2	2.1
2026	3.7	1.6
2027	3.7	1.9
2028	3.8	2.2
2029	3.9	2.4
5-year average[1]	3.8	2.1
1The five-year average is calculated over the 20 quarter projection.

Consensus Central scenario 2025–2029 (as at 4Q24)
	UK	France
GDP (annual average growth rate, %)
2025	1.2	0.9
2026	1.3	0.9
2027	1.8	1.4
2028	1.6	1.5
2029	1.6	1.4
5-year average[1]	1.5	1.2
Unemployment rate (%)
2025	4.9	7.5
2026	4.7	7.3
2027	4.5	7.2
2028	4.3	7.0
2029	4.3	7.0
5-year average[1]	4.5	7.2
House prices (annual average growth rate, %)
2025	1.4	2.1
2026	3.8	4.4
2027	4.6	4.4
2028	3.5	3.8
2029	2.7	3.1
5-year average[1]	3.2	3.6
Inflation (annual average growth rate, %)
2025	2.4	1.2
2026	2.1	1.6
2027	2.1	2.0
2028	2.0	2.3
2029	2.0	2.2
5-year average[1]	2.1	1.9
Central bank policy rate (annual average, %)
2025	4.2	2.1
2026	3.9	1.8
2027	3.8	2.0
2028	3.7	2.0
2029	3.7	2.1
5-year average[1]	3.9	2.0
1The five-year average is calculated over the 20 quarter projection.
The graphs compare the respective Central scenario with current economic expectations beginning in the first half of the year 2025.
GDP growth: Comparison of Central scenarios

UK
Note: Real GDP shown as year-on-year percentage change.

France
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
Compared to the Central scenario, the consensus Upside scenario features stronger economic activity in the near term, before converging to long-run trend expectations. It also incorporates lower unemployment and higher asset prices than incorporated in the
Central scenario.
The scenario is consistent with a number of key upside risk themes.
These include a rollback of tariff measures, deregulation, a de-
escalation in geopolitical tensions as the Russia-Ukraine war moves quickly towards a conclusion and the conflict in the Middle East subsides, and an improvement in the US-China relationship.
The following table describes key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario (3Q25-2Q30)
	UK		France
GDP level (%, start-to-peak)[1]	11.0	(2Q30)	8.4	(2Q30)
Unemployment rate (%, min)[2]	3.0	(1Q27)	6.6	(2Q27)
House price index (%, start-to- peak)[1]	18.2	(2Q30)	23.3	(2Q30)
Inflation rate (YoY % change, max)[3]	3.3	(4Q25)	2.3	(4Q27)
Central bank policy rate (%, max)[3]	4.3	(3Q25)	2.5	(2Q30)

Consensus Upside scenario 2025–2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-peak)[1]	11.3	(4Q29)	8.9	(4Q29)
Unemployment rate (%, min)[2]	3.5	(3Q26)	6.4	(4Q26)
House price index (%, start-to- peak)[1]	24.2	(4Q29)	22.8	(4Q29)
Inflation rate (YoY % change, min)[3]	1.4	(1Q26)	0.1	(4Q25)
Central bank policy rate (%, min)[3]	3.6	(4Q25)	1.4	(3Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment in the scenario.
3Highest/lowest projected policy rate and year-on-year percentage change in inflation in the scenario.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks. The scenarios are modelled so that economic shocks drive consumption and
investment lower and commodity prices fall. The nature of the shock varies with the evolution of the risk profile of each country.
Key downside risks include:
–an increase in protectionist policies, as countries that impose tariffs are met with countermeasures. This lowers investment, complicates international supply chains and reduces trade flows;
–a broader and more prolonged conflict in the Middle East and the
Russia-Ukraine war, which undermine confidence and investment;
and
–continued differences between the US and China, which affects economic confidence, and the global goods trade and supply
chains for critical technologies.
The consensus Downside scenario
In the consensus Downside scenario, economic activity is weaker compared with the Central scenario and the impact of tariffs on the global economy is worse than expected. The scenario is consistent with the tariff rate, measured as an effective trade-weighted average, rising to 27.6% in 2025, remaining at that level in 2026.
In this scenario, GDP declines, rates of unemployment rise and asset prices fall. The scenario features an increase in tariffs over and above those assumed in the Central scenario and an escalation of
geopolitical tensions. In most markets, inflation declines relative to the Central scenario, as tariffs are assumed to drive a drop in US import demand. Rising unemployment and falling commodity prices are also calibrated so that they weigh on activity.
The following table describes key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario (3Q25-2Q30)
	UK		France
GDP level (%, start-to-trough)[1]	(0.9)	(3Q27)	(0.6)	(1Q26)
Unemployment rate (%, max)[2]	6.2	(3Q26)	8.8	(1Q26)
House price index (%, start-to- trough)[1]	(6.4)	(4Q26)	0.2	(3Q25)
Inflation rate (YoY % change)[3]	1.3	(2Q26)	0.6	(2Q26)
Central bank policy rate (%)[3]	2.4	(1Q28)	0.4	(1Q26)

Consensus Downside scenario 2025–2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-trough)[1]	(1.0)	(4Q26)	(0.6)	(1Q26)
Unemployment rate (%, max)[2]	6.1	(4Q25)	8.3	(3Q25)
House price index (%, start-to- trough)[1]	(4.5)	(1Q26)	(0.3)	(1Q25)
Inflation rate (YoY % change, max)[3]	3.4	(4Q25)	2.6	(3Q25)
Central bank policy rate (%, max)[3]	5.0	(1Q25)	3.2	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment in the scenario.
3Due to the calibration of inflation and interest rates in 2Q25, the table shows lowest year-on-year percentage change in inflation and projected policy rates as at 2Q25, and the highest rates as at 4Q24.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic distribution.
The narrative incorporates the crystallisation of a number of risks simultaneously, including significant increases in tariffs and a further escalation of geopolitical crises globally. The scenario is consistent with the tariff rate, measured as an effective trade-weighted average, rising to 31.6% in 2025, remaining at that level in 2026. In this scenario, confidence and asset prices fall sharply. The subsequent drop in demand leads to a steep fall in commodity prices, and a rapid increase in unemployment.
The following table describes key macroeconomic variables in the
Downside 2 scenario.

Downside 2 scenario (3Q25-2Q30)
	UK		France
GDP level (%, start-to-trough)[1]	(5.5)	(4Q26)	(6.3)	(4Q26)
Unemployment rate (%, max)[2]	8.7	(4Q26)	10.8	(2Q27)
House price index (%, start-to- trough)[1]	(26.8)	(2Q27)	(6.8)	(4Q26)
Inflation rate (YoY % change)[3]	(1.9)	(2Q26)	(0.4)	(3Q26)
Central bank policy rate (%)[3]	1.6	(3Q26)	(0.1)	(2Q26)

Downside 2 scenario 2025–2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-trough)[1]	(9.1)	(2Q26)	(7.9)	(2Q26)
Unemployment rate (%, max)[2]	8.4	(2Q26)	10.4	(1Q27)
House price index (%, start-to- trough)[1]	(27.2)	(4Q26)	(14.0)	(2Q27)
Inflation rate (YoY % change, max)[3]	10.1	(2Q25)	7.6	(2Q25)
Central bank policy rate (%, max)[3]	5.5	(1Q25)	4.2	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment in the scenario.
3Due to the calibration of inflation and interest rates in 2Q25, the table shows lowest year-on-year percentage change in inflation and projected policy rates as at 2Q25, and the highest rates as at 4Q24.
Scenario weightings
Scenario weightings are calibrated to probabilities that are determined with reference to consensus forecast probability
distributions. Management may then choose to vary weights if they assess that the calibration lags more recent events, or does not reflect their view of the distribution of economic and geopolitical risk.
Management’s view of the scenarios and the probability distribution takes into consideration the relationship of the consensus scenario for both internal and external assessments of risk.
In the first half of the year 2025, key considerations around uncertainty attached to the Central scenario projections focused on:
–US import tariffs and bilateral tariff escalations globally. Discussion noted the impact on trade and manufacturing supply chains and the uncertainty attached to tariff rate assumptions;
–the outlook for real estate in our key markets, particularly in the
UK;
–some reduction in estimation and forecast uncertainty for UK unemployment given ongoing methodology updates at the Office for National Statistics; and
–geopolitical risks, including those arising from the conflict in the
Middle East and the Russia-Ukraine war.
For the first half of the year 2025, scenario weights were adjusted to the downside to reflect greater risk and uncertainty around the
Central scenario projection. Management assessed that the change was appropriate given elevated market measures of volatility and policy uncertainty.
As a consequence, the consensus Central scenario for all key markets was assigned a weight of 65%, down from 75% at
31 December 2024. The weight assigned to the consensus Upside scenario was left unchanged at 10%. The remaining 25% was
assigned to the two Downside scenarios. The consensus Downside scenario received a weight of 20%, up from 10% at 31 December
2024. The weight assigned to the Downside 2 scenario was left unchanged at 5%.
In light of the Israel-Iran conflict in the Middle East during June 2025, management monitored developments and assessed potential
implications. Given the limited lasting consequences for global markets, including oil, and the swift subsequent de-escalation, no additional action was deemed necessary for economic scenarios or weights.
The following table describes the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	France
2Q25
Upside	10	10	10
Central	75	65	65
Downside	10	20	20
Downside 2	5	5	5

4Q24
Upside	10	10	10
Central	75	75	75
Downside	10	10	10
Downside 2	5	5	5
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in the UK and France.

UK

France
Note: Real GDP shown as year-on-year percentage change.
Critical estimates and judgements
The calculation of ECL under IFRS 9 involved significant judgements, assumptions and estimates at 30 June 2025. These included:
–the selection and configuration of economic scenarios, given the constant change in economic conditions and distribution of
economic risks; and
–estimating the economic effects of those scenarios on ECL,
where similar observable historical conditions cannot be captured by the credit risk models.
How economic scenarios are reflected in ECL
calculations
The methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail portfolios are set out on page 47 of the Annual Report and Accounts 2024. Models are used to reflect economic scenarios in ECL estimates. These models are based largely on historical observations and correlations with default.
Economic forecasts and ECL model responses to these forecasts are subject to a degree of uncertainty. The models continue to be supplemented by management judgemental adjustments where
required.
Management judgemental adjustments
The management judgemental adjustments in relation to ECL
allowance are detailed on page 47 of the Annual Report and Accounts
2024.

Management judgemental adjustments to ECL at 30 Jun 2025[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Modelled ECL (A)[3]	110	111	221
Corporate lending adjustments	—	21	21
Other credit judgements	11	39	50
Total management judgemental adjustments (B)[4]	11	60	71
Other adjustments (C)[5]	6	—	6
Final ECL (A+B+C)[6]	127	171	298

Management judgemental adjustments to ECL at 31 Dec 2024[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Modelled ECL (A)[3]	125	154	279
Corporate lending adjustments	—	25	25
Other credit judgements	9	(13)	(4)
Total management judgemental adjustments (B)[4]	9	12	21
Other adjustments (C)[5]	(15)	—	(15)
Final ECL (A+B+C)[6]	119	166	285
1Management judgemental adjustments presented in the table reflect increases or (decreases) in allowance for ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit loses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-
breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations and data/model deficiencies and can also include, where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
6As presented within our internal credit risk governance (see page 31 of the
Annual Report and Accounts 2024).
At 30 June 2025, wholesale management judgemental adjustments were an increase to allowance for ECL of £60m (31 December 2024:
£12m increase). Corporate lending adjustments were made to reflect heightened uncertainty to exposures in automotive and industrial sectors in Germany, additionally an overlay was applied in UK to better align ECL to recent portfolio performance. Other credit judgements increase was largely due to adjustments applied to
France and Germany to better align Loss Given Default (‘LGD’) model outputs to historical portfolio performance.
At 30 June 2025, retail management judgemental adjustments were an increase to allowance for ECL £11m (31 December 2024: £9m increase). Other adjustments were £6m increase to allowance for
ECL as of 30 June 2025 (31 December 2024: £15m decrease). These adjustments are due to model limitations and country-specific risks related to future macroeconomic conditions not fully captured by the modelled output.
Economic scenarios sensitivity analysis of
ECL estimates
The economic scenarios sensitivity analysis of ECL estimates is detailed on page 48 of the Annual Report and Accounts 2024.
Wholesale and retail sensitivity
The wholesale and retail sensitivity tables present the 100%-
weighted results. These exclude portfolios held by the insurance business, private banking and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. In both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risks relative to the consensus scenarios for the period end.
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each
scenario.
For both retail and wholesale portfolios, the gross carrying amount of financial instruments is the same under each scenario. For exposures with similar risk profile and product characteristics, the sensitivity impact is therefore largely the result of changes in macroeconomic assumptions.

IFRS 9 ECL sensitivity to future economic conditions
	Reported Gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Consensus Downside 2 scenario allowance for ECL
At 30 Jun 2025	£m	£m	£m	£m	£m	£m
Corporate and commercial and NBFIs[1,2,3]	339,565	173	158	135	222	355
– of which: UK	132,667	34	31	26	62	101
– of which: France	141,818	93	87	76	106	141
Mortgages[4]	4,403	56	56	55	56	62
– of which: UK	1,969	2	2	2	2	4
Credit cards and other retail[4]	68	1	1	1	1	1

At 31 Dec 2024
Corporate and commercial and NBFIs[1,2,3]	347,588	165	155	130	192	552
– of which: UK	139,207	39	35	25	50	284
– of which: France	145,484	64	63	55	76	99
Mortgages[4]	4,479	67	66	66	67	74
– of which: UK	1,979	2	2	2	2	4
Credit cards and other retail[4]	68	1	1	1	1	1
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors.
4Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
Compared with 31 December 2024, the Downside 2 ECL impact decreased, mostly in the UK due to new PD models. These models include a recent calibration of credit risk experience under a higher interest rate environment, and result in a reduction of sensitivity to severe stress under similar conditions.
Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
The following disclosure provides a reconciliation by stage of the group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from stage transfers
represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2)
ECL measurement basis. Net remeasurement excludes the
underlying CRR/PD movements of the financial instruments
transferring stage. This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in ‘Net new and further lending/repayments’ represent the impact from volume movements within the group’s lending portfolio and include ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayment’.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Reviewed)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2025	177,176	(74)	10,494	(133)	2,302	(694)	41	(18)	190,013	(919)
Transfers of financial instruments:	834	(23)	(987)	25	156	(2)	—	—	3	—
– transfers from stage 1 to stage 2	(4,377)	4	4,377	(4)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	5,318	(27)	(5,318)	27	—	—	—	—	—	—
– transfers to stage 3	(111)	—	(149)	9	262	(9)	—	—	2	—
– transfers from stage 3	4	—	103	(7)	(106)	7	—	—	1	—
Net remeasurement of ECL arising from transfer of stage	—	21	—	(15)	—	—	—	—	—	6
Net new and further lending/ repayments	(449)	(6)	(1,551)	20	(341)	13	1	—	(2,340)	27
Changes to risk parameters – credit quality	—	(11)	—	(47)	—	(64)	—	(1)	—	(123)
Changes to model used for ECL calculation	—	6	—	29	—	—	—	—	—	35
Assets written off	—	—	—	—	(259)	259	—	—	(259)	259
Foreign exchange	3,456	1	231	(1)	46	(9)	—	—	3,733	(9)
Others[2,3,4]	(4,006)	(1)	(153)	2	(19)	(1)	—	1	(4,178)	1
At 30 Jun 2025	177,011	(87)	8,034	(120)	1,885	(498)	42	(18)	186,972	(723)
ECL income statement change for the period		10		(13)		(51)		(1)		(55)
Recoveries										1
Others										(22)
Total ECL income statement change for the period										(76)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
	At 30 Jun 2025		Half-year ended 30 Jun 2025
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	£m	£m	£m
As above	186,972	(723)	(76)
Other financial assets measured at amortised cost	244,062	(6)	—
Non-trading reverse purchase agreement commitments	56,861	—	—
Performance and other guarantee not considered for IFRS 9	—	—	2
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	487,895	(729)	(74)
Debt instruments measured at FVOCI	52,547	(26)	(1)
Total allowance for ECL/total income statement ECL change for the period	N/A	(755)	(75)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. At 30 June 2025, this amount increased by £2.1bn and was classified as stage 1 with no ECL.
3Total includes £0.7bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, reflecting business disposals as disclosed in Note 11: ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 48.
4This includes £5.6bn of gross carrying loans and advances to customers and corresponding allowance for ECL of £6m in relation to France retail portfolio of home and certain other loans, which were classified to assets held for sale in 1H25, reflecting business disposals as disclosed in Note 11: ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 48.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Reviewed)
	Non-credit impaired				Credit Impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
Transfers of financial instruments:	2,460	(42)	(3,223)	47	763	(5)	—	—	—	—
– transfers from stage 1 to stage 2	(7,440)	8	7,440	(8)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	10,182	(48)	(10,182)	48	—	—	—	—	—	—
– transfers to stage 3	(390)	1	(649)	13	1,039	(14)	—	—	—	—
– transfers from stage 3	108	(3)	168	(6)	(276)	9	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	29	—	(22)	—	—	—	—	—	7
Net new and further lending/repayments	10,816	7	(1,409)	3	(635)	322	6	(7)	8,778	325
Changes to risk parameters – credit quality	—	23	—	(31)	—	(504)	—	(5)	—	(517)
Changes to model used for ECL calculation	—	(1)	—	17	—	—	—	—	—	16
Assets written off	—	—	—	—	(257)	255	—	—	(257)	255
Foreign exchange	(4,916)	2	(345)	2	(83)	24	—	—	(5,344)	28
Others[2]	6,588	(1)	26	(2)	(42)	117	—	—	6,572	114
At 31 Dec 2024	177,176	(74)	10,494	(133)	2,302	(694)	41	(18)	190,013	(919)
ECL income statement change for the period		58		(33)		(182)		(12)		(169)
Recoveries										2
Others										13
Total ECL income statement change for the period										(154)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 31 Dec 2024		12 months ended 31 Dec 2024
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	£m	£m	£m
As above	190,013	(919)	(154)
Other financial assets measured at amortised cost	237,475	(6)	(6)
Non-trading reverse purchase agreement commitments	32,675	—	—
Performance and other guarantees not considered for IFRS 9			(2)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	460,163	(925)	(162)
Debt instruments measured at FVOCI	46,649	(22)	(1)
Total allowance for ECL/total income statement ECL change for the period	N/A	(947)	(163)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. At 31 December 2024, these amounted to £0.77bn and were classified as stage 1 with no ECL.

Own funds disclosure
		At
		30 Jun 2025	31 Dec 2024
Ref*		£m	£m
6	Common equity tier 1 capital before regulatory adjustments	23,442	23,064
28	Total regulatory adjustments to common equity tier 1	(1,602)	(1,168)
29	Common equity tier 1 capital	21,840	21,896
36	Additional tier 1 capital before regulatory adjustments	4,119	3,932
44	Additional tier 1 capital	4,119	3,932
45	Tier 1 capital	25,959	25,828
51	Tier 2 capital before regulatory adjustments	15,014	15,835
57	Total regulatory adjustments to tier 2 capital	(361)	(357)
58	Tier 2 capital	14,653	15,478
59	Total capital	40,612	41,306
	Capital ratios	%	%
61	Common equity tier 1 (as a percentage of total risk exposure amount)	19.38	19.51
62	Tier 1 (as a percentage of total risk exposure amount)	23.03	23.01
63	Total capital (as a percentage of total risk exposure amount)	36.03	36.80
*These are references to lines prescribed in the Pillar 3 ‘Own funds disclosure’ template.
Trading portfolios
Value at risk of the trading portfolios
The Trading VaR predominantly resides within Market Securities
Services where it stood at £19.4m as at 30 June 2025, compared with £21.8m at 31 December 2024. The Trading VaR was driven by the market making activity in developed and emerging market on rates, FX, equities and credit products. The Total Trading VaR peaked at £32.3m in June 2025 following increased market making activities on rates and FX products. The Trading VaR subsequently decreased from the peak level and remained fairly stable.
The trading VaR for the half-year to 30 June 2025 is shown in the table below.

Trading VaR, 99% 1 day
	Foreign exchange (‘FX’) and commodity	Interest rate (‘IR’)	Equity (‘EQ’)	Credit spread (‘CS’)	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Half-year to 30 Jun 2025	7.5	7.4	10.5	9.0	(15.0)	19.4
Average	9.3	11.2	11.1	6.6	(14.7)	23.5
Maximum	20.1	19.2	15.3	11.0		32.3
Minimum	3.8	6.0	8.6	3.8		16.3

Half-year to 30 Jun 2024	10.0	15.0	10.7	7.0	(16.5)	26.2
Average	8.1	21.4	9.5	7.4	(18.4)	27.9
Maximum	14.8	27.8	11.5	9.3		37.2
Minimum	4.2	12.6	8.1	4.5		18.7

Half-year to 31 Dec 2024	6.9	11.2	12.6	4.6	(13.5)	21.8
Average	8.5	13.7	11.3	5.7	(14.7)	24.5
Maximum	14.8	23.9	13.4	7.7		36.1
Minimum	4.5	7.8	9.1	4.1		18.5
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The Total VaR is non-additive across risk types due to diversification effect and it includes “Risks Not in VaR” (“RNIV”) add-ons.
Non-trading portfolios
Value at risk of the non-trading portfolios
Non-trading portfolios comprise of positions that primarily arise from the interest rate management of our retail and wholesale banking assets and liabilities, financial investments measured at fair value through other comprehensive income (‘FVOCI’) or at amortised cost.
A summary of the methodology for our VaR of non-trading portfolios can be found on page 75 of our Annual Report and Accounts 2024.
Insurance operations were excluded from non-trading VaR as of
30 June 2025, which resulted in an immaterial impact.
Details on insurance operations can be found on page 28 and the market risk impact of insurance operations on page 92 of the Annual
Report and Accounts 2024.
The non-trading 10d VaR in the half year to 30 June 2025 was driven by interest rate risk in the banking book arising from Markets
Treasury positions. The non-trading VaR remained stable at £124m at
30 June 2025, compared with £134m at 31 December 2024, with the minimal variation in VaR over this period driven by the duration risk associated with Markets Treasury positioning in response to changing rate expectations.
The non-trading VaR for the half-year to 30 June 2025 is shown in the table below.

Non-trading VaR, 99% 10 day
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Half-year to 30 Jun 2025	88.1	41.9	(6.0)	123.9
Average	89.1	42.9	(3.7)	128.3
Maximum	115.9	45.7		147.2
Minimum	75.0	41.4		113.2

Half-year to 30 Jun 2024	128.4	36.9	(40.1)	125.3
Average	143.6	36.3	(37.6)	142.4
Maximum	202.3	42.0		216.3
Minimum	66.2	29.6		70.0

Half-year to 31 Dec 2024	101.0	41.1	(8.4)	133.7
Average	85.2	39.7	(25.7)	99.1
Maximum	131.9	57.7		133.7
Minimum	41.5	29.1		54.8
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The total VaR is non-additive across risk types due to diversification effect.
The following table shows the composition of assets and liabilities by contract type.

Balance sheet of insurance manufacturing subsidiaries by type of contract
	Life direct participating and investment DPF contracts[1]	Life other[2]	Other contracts[3]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	4,010	45	1,021	429	5,505
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,506	30	1,014	363	4,913
– derivatives	8	—	—	—	8
– financial investments – at amortised cost	—	—	—	2	2
– financial assets at fair value through other comprehensive income	—	—	—	—	—
– other financial assets[4]	496	15	7	64	582
Insurance contract assets	—	45	—	—	45
Reinsurance contract assets	—	132	—	—	132
Other assets and investment properties[5]	19,149	1	4	1,257	20,411
Total assets at 30 Jun 2025	23,159	223	1,025	1,686	26,093
Liabilities under investment contracts designated at fair value	—	—	1,074	—	1,074
Insurance contract liabilities	3,452	255	—	—	3,707
Reinsurance contract liabilities	—	29	—	—	29
Deferred tax	—	—	—	8	8
Other liabilities[5]	18,165	31	—	1,891	20,087
Total liabilities	21,617	315	1,074	1,899	24,905
Total equity	—	—	—	1,188	1,188
Total liabilities and equity at 30 Jun 2025	21,617	315	1,074	3,087	26,093

Financial assets	3,749	48	1,026	421	5,244
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,223	32	1,018	365	4,638
– derivatives	5	—	—	—	5
– financial investments – at amortised cost	—	—	—	1	1
– financial assets at fair value through other comprehensive income	—	—	—	—	—
– other financial assets[4]	521	16	8	55	600
Insurance contract assets	—	38	—	—	38
Reinsurance contract assets	—	132	—	—	132
Other assets and investment properties[5]	18,229	1	—	1,176	19,406
Total assets at 31 Dec 2024	21,978	219	1,026	1,597	24,820
Liabilities under investment contracts designated at fair value	—	—	1,078	—	1,078
Insurance contract liabilities	3,165	259	—	—	3,424
Reinsurance contract liabilities	—	38	—	—	38
Deferred tax	—	—	—	9	9
Other liabilities	17,355	32	—	1,761	19,148
Total liabilities	20,520	329	1,078	1,770	23,697
Total equity	—	—	—	1,123	1,123
Total liabilities and equity at 31 Dec 2024	20,520	329	1,078	2,893	24,820
1‘Life direct participating and investment DPF’ contracts are substantially measured under the variable fee approach measurement model.
2‘Life other’ mainly includes protection type contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life participating and investment discretionary participation feature ('DPF') contracts.
3‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
4‘Other financial assets’ comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
5‘Other assets and investment properties’ includes £20,338m (31 December 2024: £19,309m) and ‘Other liabilities’ includes £19,606m (31 December 2024:
£18,668m) in respect of the classification of the French life insurance business to held for sale. Further details are provided on page 48.